Fair Value of Options Measured based on Monte Carlo Simulation Mode, Performance Condition (Detail) - Performance Shares	12 Months Ended
Dec. 31, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.85%
Expected life (years)	2 years 10 months 24 days
Expected dividend yield	0.00%
Volatility	78.00%
Fair value of options at grant date	$ 0.93